Shareholder Report, Holdings (Details) - C000241373	May 31, 2026
874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.90%
4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BG0V275 | Hon Hai Precision Industry Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
00215W100 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
168919108 | China Construction Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
72341E304 | Ping An Insurance Group Company of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
631512209 | Naspers Ltd., Class N
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B16CYP9 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples02319V103
Holdings [Line Items]
Percent of Total Investments	100.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%